Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Summary of statement of financial position

	In accordance with the previous policy	Change	In accordance with IFRS15
	NIS	NIS	NIS
Net subscriber acquisition asset (stated as deferred expenses and non-current investments)	4	111	115
Equity attributable to shareholders of the Company	1,224	22	1,246
Non-controlling interests	1,778	62	1,840
Total equity	3,002	84	3,086

Summary of statement of consolidated cash flows

	Year ended December 31, 2017
	In accordance with the previous policy	Change	In accordance with IFRS15
	NIS	NIS	NIS
Net cash from operating activities	3,322	165	3,487
Net cash used in investing activities	(963)	(165)	(1,128)

Summary of consolidated statement of income
	Year ended December 31, 2017
	In accordance with the previous policy	Change	In accordance with IFRS15
	NIS	NIS	NIS
General and operating expenses	4,037	(131)	3,906
Salaries	2,041	(34)	2,007
Depreciation and amortization expenses	2,063	54	2,117
Operating profit	1,499	111	1,610
Profit after financing expenses	982	111	1,093
Profit before income tax	977	111	1,088
Income tax	320	27	347
Net profit for the period	657	84	741
Profit attributable to shareholders of the Company	56	22	78
Profit attributable to non-controlling interests	601	62	663
Earnings per share (Basic and Diluted)	1.88	0.74	2.62

Summary of estimated useful lives property, plant and equipment

Useful life
Fixed line and international network equipment
(switches, transmission, power)	4-12
Network	12-33
Subscriber equipment and installations	4-8
Equipment and infrastructure for multichannel television	3-15
Vehicles	6-7
Office and general equipment	5-10
Electronic equipment, computers and internal communication systems	3-7
Cellular network	4-10
Passive radio equipment at cellular network sites	up to December 31, 2037
Buildings	25
Seabed cable	4-25 (mainly 25)

Summary of estimated useful lives for the current and comparative periods

Type of asset	Amortization period
Frequency usage rights	Over the term of the license until 2028
Computer programs and software licenses	3 - 10 years according to the term of the license or the estimated time of use of the program
Customer relationships	5 - 7 years
Brand acquired in a business combination	12